Eaton Vance Arizona Municipals Fund        Eaton Vance Minnesota Municipals Fund
Eaton Vance Colorado Municipals Fund Eaton Vance New Jersey Municipals Fund Eaton Vance Connecticut Municipals Fund Eaton Vance Pennsylvania Municipals Fund
Eaton Vance Michigan Municipals Fund           Eaton Vance Texas Municipals Fund

                 Supplement to Prospectus dated January 1, 1999

1. The address of the Fund and Eaton Vance Management (including its affiliates) is as follows:

     The Eaton Vance Building
     255 State Street
     Boston, MA 02109

          Telephone numbers remain the same.

2. Service fees will now be paid from the time of sale of Class A and Class B shares. The following replaces each Fund's "Annual Fund Operating Expenses" table and "Example" under "Fund Summaries":

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                          Management        Distribution and           Other        Total Annual Fund
                                             Fees         Service (12b-1)Fees*       Expenses**     Operating Expenses
----------------------------------------------------------------------------------------------------------------------
Arizona Fund        Class A Shares           0.39%               0.00%                0.44%              0.83%
                    Class B Shares           0.39%               0.95%                0.24%              1.58%
----------------------------------------------------------------------------------------------------------------------
Colardo Fund        Class A Shares           0.24%               0.00%               0.53%               0.77%
                    Class B Shares           0.24%               0.95%               0.33%               1.52%
----------------------------------------------------------------------------------------------------------------------
Connecticut Fund    Class A Shares           0.42%               0.00%               0.42%               0.84%
                    Class B Shares           0.42%               0.95%               0.22%               1.59%
----------------------------------------------------------------------------------------------------------------------
Michigan Fund       Class A Shares           0.40%               0.00%               0.44%               0.84%
                    Class B Shares           0.40%               0.95%               0.24%               1.59%
----------------------------------------------------------------------------------------------------------------------
Minnesota Fund      Class A Shares           0.33%               0.00%               0.51%               0.84%
                    Class B Shares           0.33%               0.95%               0.31%               1.59%
----------------------------------------------------------------------------------------------------------------------
New Jersey Fund     Class A Shares           0.45%               0.00%               0.42%               0.87%
                    Class B Shares           0.45%               0.95%               0.22%               1.62%
----------------------------------------------------------------------------------------------------------------------
Pennsylvania Fund   Class A Shares           0.46%               0.00%               0.38%               0.84%
                    Class B Shares           0.46%               0.95%               0.18%               1.59%
----------------------------------------------------------------------------------------------------------------------
Texas Fund          Class A Shares           0.16%               0.00%               0.59%               0.75%
                    Class B Shares           0.16%               0.95%               0.39%               1.50%
----------------------------------------------------------------------------------------------------------------------

*    Long-term  holders  of  Class B  shares  may pay  more  than  the  economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.
**   Other Expenses for Class A includes a service fee of 0.20%.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 Year              3 Years             5 Years             10 Years
----------------------------------------------------------------------------------------------------------------------
Arizona Fund        Class A Shares           $556                $727                $  914              $1,452
                    Class B Shares           $661                $899                $1,060              $1,878
----------------------------------------------------------------------------------------------------------------------
Colorado Fund       Class A Shares           $550                $709                $  883              $1,384
                    Class B Shares           $655                $880                $1,029              $1,813
----------------------------------------------------------------------------------------------------------------------
Connecticut Fund    Class A Shares           $557                $730                $  919              $1,463
                    Class B Shares           $662                $902                $1,066              $1,889
----------------------------------------------------------------------------------------------------------------------
Michigan Fund       Class A Shares           $557                $730                $  919              $1,463
                    Class B Shares           $662                $902                $1,066              $1,889
----------------------------------------------------------------------------------------------------------------------
Minnesota Fund      Class A Shares           $557                $730                $  919              $1,463
                    Class B Shares           $662                $902                $1,066              $1,889
----------------------------------------------------------------------------------------------------------------------
New Jersey Fund     Class A Shares           $557                $730                $  919              $1,463
                    Class B Shares           $662                $902                $1,066              $1,889
----------------------------------------------------------------------------------------------------------------------
Pennsylvania Fund   Class A Shares           $557                $730                $  919              $1,463
                    Class B Shares           $662                $902                $1,066              $1,889
----------------------------------------------------------------------------------------------------------------------
Texas Fund          Class A Shares           $548                $703                $  872              $1,361
                    Class B Shares           $653                $874                $1,018              $1,791
----------------------------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                             1 Year              3 Years             5 Years             10 Years
----------------------------------------------------------------------------------------------------------------------
Arizona Fund        Class A Shares           $556                $727                $914                $1,452
                    Class B Shares           $161                $499                $860                $1,878
----------------------------------------------------------------------------------------------------------------------
Colorado Fund       Class A Shares           $550                $709                $883                $1,384
                    Class B Shares           $155                $480                $829                $1,813
----------------------------------------------------------------------------------------------------------------------
Connecticut Fund    Class A Shares           $557                $730                $919                $1,463
                    Class B Shares           $162                $502                $866                $1,889
----------------------------------------------------------------------------------------------------------------------
Michigan Fund       Class A Shares           $557                $730                $919                $1,463
                    Class B Shares           $162                $502                $866                $1,889
----------------------------------------------------------------------------------------------------------------------
Minnesota Fund      Class A Shares           $557                $730                $919                $1,463
                    Class B Shares           $162                $502                $866                $1,889
----------------------------------------------------------------------------------------------------------------------
New Jersey Fund     Class A Shares           $557                $730                $919                $1,463
                    Class B Shares           $162                $502                $866                $1,889
----------------------------------------------------------------------------------------------------------------------
Pennsylvania Fund   Class A Shares           $557                $730                $919                $1,463
                    Class B Shares           $162                $502                $866                $1,889
----------------------------------------------------------------------------------------------------------------------
Texas Fund          Class A Shares           $548                $703                $872                $1,361
                    Class B Shares           $153                $474                $818                $1,791
----------------------------------------------------------------------------------------------------------------------

3.   The  following  replaces  "Distribution  and  Service  Fees"  under  "Sales
     Charges":

     Distribution and Service Fees. Class B shares have in effect a plan under Rule 12b-1 that allows each Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B shares pay distribution fees of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. Both Classes pay service fees for personal and/or account services equal to 0.20% of average daily net assets annually. Although there is no present intention to do so, each Class could pay service fees of up to 0.25% annually upon Trustee approval.

     Class B distribution fees are subject to termination when payments under the Rule 12b-1 plan are sufficient to extinguish uncovered distribution charges. As described more fully in the Statement of Additional Information, uncovered distribution charges of Class B are increased by sales commissions payable by the Class to the principal underwriter in connection with sales of shares of that Class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the Class and by CDSCs paid to the Fund by redeeming shareholders. The amount of the sales commissions payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealer, Inc. To date, Class B uncovered distribution charges have not been fully covered.

4.   The  following  replaces   "Withdrawal  Plan"  under  "Shareholder  Account
     Features":

     Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they do not in the aggregate exceed 12% annually of the account balance at the time the plan is established. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are subject to an initial sales charge, you should not make withdrawals from your account while you are making purchases.


October 12, 1999                                                       C12/1ABPS

Eaton Vance Alabama Municipals Fund         Eaton Vance Missouri Municipals Fund
Eaton Vance Arkansas Municipals Fund  Eaton Vance North Carolina Municipals Fund
Eaton Vance Georgia Municipals Fund           Eaton Vance Oregon Municipals Fund
Eaton Vance Kentucky Municipals Fund Eaton Vance South Carolina Municipals Fund Eaton Vance Louisiana Municipals Fund Eaton Vance Tennessee Municipals Fund
Eaton Vance Maryland Municipals Fund        Eaton Vance Virginia Municipals Fund

                 Supplement to Prospectus dated January 1, 1999


1. The address of the Fund and Eaton Vance Management (including its affiliates) is as follows:

     The Eaton Vance Building
     255 State Street
     Boston, MA 02109

          Telephone numbers remain the same.

2. Service fees will now be paid from the time of sale of Class A and Class B shares. The following replaces each Fund's "Annual Fund Operating Expenses" table and "Example" under "Fund Summaries":

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                          Management        Distribution and           Other        Total Annual Fund
                                             Fees         Service (12b-1)Fees*       Expenses**     Operating Expenses
---------------------------------------------------------------------------------------------------------------------------
Alabama Fund        Class A Shares           0.37%               0.00%               0.46%               0.83%
                    Class B Shares           0.37%               0.95%               0.26%               1.58%
---------------------------------------------------------------------------------------------------------------------------
Arkansas Fund       Class A Shares           0.31%               0.00%               0.48%               0.79%
                    Class B Shares           0.31%               0.95%               0.28%               1.54%
---------------------------------------------------------------------------------------------------------------------------
Georgia Fund        Class A Shares           0.37%               0.00%               0.47%               0.84%
                    Class B Shares           0.37%               0.95%               0.27%               1.59%
---------------------------------------------------------------------------------------------------------------------------
Kentucky Fund       Class A Shares           0.40%               0.00%               0.43%               0.83%
                    Class B Shares           0.40%               0.95%               0.23%               1.58%
---------------------------------------------------------------------------------------------------------------------------
Louisiana Fund      Class A Shares           0.22%               0.00%               0.54%               0.76%
                    Class B Shares           0.22%               0.95%               0.34%               1.51%
---------------------------------------------------------------------------------------------------------------------------
Maryland Fund       Class A Shares           0.38%               0.00%               0.45%               0.83%
                    Class B Shares           0.38%               0.95%               0.25%               1.57%
---------------------------------------------------------------------------------------------------------------------------
Missouri Fund       Class A Shares           0.35%               0.00%               0.48%               0.83%
                    Class B Shares           0.35%               0.95%               0.28%               1.58%
---------------------------------------------------------------------------------------------------------------------------
North Carolina Fund Class A Shares           0.42%               0.00%               0.42%               0.84%
                    Class B Shares           0.42%               0.95%               0.22%               1.59%
---------------------------------------------------------------------------------------------------------------------------
Oregon Fund         Class A Shares           0.39%               0.00%               0.44%               0.83%
                    Class B Shares           0.39%               0.95%               0.24%               1.58%
---------------------------------------------------------------------------------------------------------------------------
South Carolina Fund Class A Shares           0.29%               0.00%               0.49%               0.77%
                    Class B Shares           0.29%               0.95%               0.29%               1.53%
---------------------------------------------------------------------------------------------------------------------------
Tennessee Fund      Class A Shares           0.30%               0.00%               0.49%               0.79%
                    Class B Shares           0.30%               0.95%               0.29%               1.54%
---------------------------------------------------------------------------------------------------------------------------
Virginia Fund       Class A Shares           0.41%               0.00%               0.44%               0.85%
                    Class B Shares           0.41%               0.95%               0.24%               1.60%
---------------------------------------------------------------------------------------------------------------------------

*    Long-term  holders  of  Class B  shares  may pay  more  than  the  economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.
**   Other Expenses for Class A includes a service fee of 0.20%.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 Year              3 Years             5 Years             10 Years
--------------------------------------------------------------------------------------------------------------------------
Alabama Fund        Class A Shares           $556                $727                $  914              $1,452
                    Class B Shares           $661                $899                $1,060              $1,878
--------------------------------------------------------------------------------------------------------------------------
Arkansas Fund       Class A Shares           $552                $715                $  893              $1,406
                    Class B Shares           $657                $886                $1,039              $1,835
--------------------------------------------------------------------------------------------------------------------------
Georgia Fund        Class A Shares           $557                $730                $  919              $1,463
                    Class B Shares           $662                $902                $1,066              $1,889
--------------------------------------------------------------------------------------------------------------------------
Kentucky Fund       Class A Shares           $556                $727                $  914              $1,452
                    Class B Shares           $661                $899                $1,060              $1,878
--------------------------------------------------------------------------------------------------------------------------
Louisiana Fund      Class A Shares           $549                $706                $  877              $1,372
                    Class B Shares           $654                $877                $1,024              $1,802
--------------------------------------------------------------------------------------------------------------------------
Maryland Fund       Class A Shares           $556                $727                $  914              $1,452
                    Class B Shares           $660                $896                $1,055              $1,867
--------------------------------------------------------------------------------------------------------------------------
Missouri Fund       Class A Shares           $556                $727                $  914              $1,452
                    Class B Shares           $661                $899                $1,060              $1,878
--------------------------------------------------------------------------------------------------------------------------
North Carolina Fund Class A Shares           $557                $730                $  920              $1,463
                    Class B Shares           $662                $902                $1,066              $1,889
--------------------------------------------------------------------------------------------------------------------------
Oregon Fund         Class A Shares           $556                $727                $  914              $1,452
                    Class B Shares           $661                $899                $1,060              $1,878
--------------------------------------------------------------------------------------------------------------------------
South Carolina Fund Class A Shares           $551                $712                $  888              $1,395
                    Class B Shares           $656                $883                $1,034              $1,824
--------------------------------------------------------------------------------------------------------------------------
Tennessee Fund      Class A Shares           $552                $715                $  893              $1,406
                    Class B Shares           $657                $886                $1,039              $1,834
--------------------------------------------------------------------------------------------------------------------------
Virginia Fund       Class A Shares           $558                $733                $  924              $1,474
                    Class B Shares           $905                $905                $1,071              $1,900
--------------------------------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                             1 Year              3 Years             5 Years             10 Years
--------------------------------------------------------------------------------------------------------------------------
Alabama Fund        Class A Shares           $556                $727                $914              $1,452
                    Class B Shares           $161                $499                $860              $1,878
--------------------------------------------------------------------------------------------------------------------------
Arkansas Fund       Class A Shares           $552                $715                $893              $1,406
                    Class B Shares           $157                $486                $839              $1,835
--------------------------------------------------------------------------------------------------------------------------
Georgia Fund        Class A Shares           $557                $730                $919              $1,463
                    Class B Shares           $162                $502                $866              $1,889
--------------------------------------------------------------------------------------------------------------------------
Kentucky Fund       Class A Shares           $556                $727                $914              $1,452
                    Class B Shares           $161                $499                $860              $1,878
--------------------------------------------------------------------------------------------------------------------------
Louisiana Fund      Class A Shares           $549                $706                $877              $1,372
                    Class B Shares           $154                $477                $824              $1,802
--------------------------------------------------------------------------------------------------------------------------
Maryland Fund       Class A Shares           $556                $727                $914              $1,452
                    Class B Shares           $160                $496                $855              $1,867
--------------------------------------------------------------------------------------------------------------------------
Missouri Fund       Class A Shares           $556                $727                $914              $1,452
                    Class B Shares           $161                $499                $860              $1,878
--------------------------------------------------------------------------------------------------------------------------
North Carolina Fund Class A Shares           $557                $730                $920              $1,463
                    Class B Shares           $162                $502                $866              $1,889
--------------------------------------------------------------------------------------------------------------------------
Oregon Fund         Class A Shares           $556                $727                $914              $1,452
                    Class B Shares           $161                $499                $860              $1,878
--------------------------------------------------------------------------------------------------------------------------
South Carolina Fund Class A Shares           $551                $712                $888              $1,395
                    Class B Shares           $156                $483                $834              $1,824
--------------------------------------------------------------------------------------------------------------------------
Tennessee Fund      Class A Shares           $552                $715                $893              $1,406
                    Class B Shares           $157                $486                $839              $1,834
--------------------------------------------------------------------------------------------------------------------------
Virginia Fund       Class A Shares           $558                $733                $924              $1,474
                    Class B Shares           $163                $505                $871              $1,906
--------------------------------------------------------------------------------------------------------------------------

3.   The  following  replaces  "Distribution  and  Service  Fees"  under  "Sales
     Charges":

     Distribution and Service Fees. Class B shares have in effect a plan under Rule 12b-1 that allows each Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B shares pay distribution fees of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. Both Classes pay service fees for personal and/or account services equal to 0.20% of average daily net assets annually. Although there is no present intention to do so, each Class could pay service fees of up to 0.25% annually upon Trustee approval.

     Class B distribution fees are subject to termination when payments under the Rule 12b-1 plan are sufficient to extinguish uncovered distribution charges. As described more fully in the Statement of Additional Information, uncovered distribution charges of Class B are increased by sales commissions payable by the Class to the principal underwriter in connection with sales of shares of that Class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the Class and by CDSCs paid to the Fund by redeeming shareholders. The amount of the sales commissions payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealer, Inc. To date, Class B uncovered distribution charges have not been fully covered.

4.   The  following  replaces   "Withdrawal  Plan"  under  "Shareholder  Account
     Features":

     Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they do not in the aggregate exceed 12% annually of the account balance at the time the plan is established. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are subject to an initial sales charge, you should not make withdrawals from your account while you are making purchases.


October 12, 1999                                                     12MUNI1/1PS

                     Eaton Vance California Municipals Fund
                      Eaton Vance New York Municipals Fund
                       Eaton Vance Florida Municipals Fund
                        Eaton Vance Ohio Municipals Fund
                   Eaton Vance Massachusetts Municipals Fund
                    Eaton Vance Rhode Island Municipals Fund
                    Eaton Vance Mississippi Municipals Fund
                   Eaton Vance West Virginia Municipals Fund

                 Supplement to Prospectus dated February 1, 1999


1. The address of the Fund and Eaton Vance Management (including its affiliates) is as follows:

     The Eaton Vance Building
     255 State Street
     Boston, MA 02109

     Telephone numbers remain the same.

2. Service fees will now be paid from the time of sale of Class A and Class B shares. The following replaces each Fund's "Annual Fund Operating Expenses" table and "Example" under "Fund Summaries":

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                          Management        Distribution and           Other        Total Annual Fund
                                             Fees         Service (12b-1)Fees*       Expenses**     Operating Expenses
-------------------------------------------------------------------------------------------------------------------------
California Fund     Class A Shares           0.48%               0.00%               0.44%               0.92%
                    Class B Shares           0.48%               1.00%               0.19%               1.67%
-------------------------------------------------------------------------------------------------------------------------
Florida Fund        Class A Shares           0.45%               0.00%               0.35%               0.80%
                    Class B Shares           0.45%               0.95%               0.15%               1.55%
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Fund  Class A Shares           0.44%               0.00%               0.42%               0.86%
                    Class B Shares           0.44%               0.95%               0.22%               1.61%
-------------------------------------------------------------------------------------------------------------------------
Mississippi Fund    Class A Shares           0.16%               0.00%               0.61%               0.77%
                    Class B Shares           0.16%               0.95%               0.41%               1.52%
-------------------------------------------------------------------------------------------------------------------------
New York Fund       Class A Shares           0.45%               0.00%               0.39%               0.84%
                    Class B Shares           0.45%               0.95%               0.19%               1.59%
-------------------------------------------------------------------------------------------------------------------------
Ohio Fund           Class A Shares           0.45%               0.00%               0.42%               0.87%
                    Class B Shares           0.45%               0.95%               0.22%               1.62%
-------------------------------------------------------------------------------------------------------------------------
Rhode Island Fund   Class A Shares           0.24%               0.00%               0.48%               0.72%
                    Class B Shares           0.24%               0.95%               0.28%               1.47%
-------------------------------------------------------------------------------------------------------------------------
West Virginia Fund  Class A Shares           0.21%               0.00%               0.52%               0.73%
                    Class B Shares           0.21%               0.95%               0.32%               1.48%
-------------------------------------------------------------------------------------------------------------------------

* Long-term holders of Class B shares may pay more than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.

** Other Expenses for Class A includes a service fee of 0.25% for the California Fund and 0.20% for the other Funds.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 Year              3 Years             5 Years             10 Years
-------------------------------------------------------------------------------------------------------------------------
California Fund     Class A Shares           $564                $754                $  960              $1,553
                    Class B Shares           $670                $926                $1,107              $1,976
-------------------------------------------------------------------------------------------------------------------------
Florida Fund        Class A Shares           $553                $718                $  898              $1,418
                    Class B Shares           $658                $890                $1,045              $1,845
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Fund  Class A Shares           $559                $736                $  929              $1,485
                    Class B Shares           $664                $908                $1,076              $1,911
-------------------------------------------------------------------------------------------------------------------------
Mississippi Fund    Class A Shares           $550                $708                $  883              $1,384
                    Class B Shares           $655                $880                $1,029              $1,813
-------------------------------------------------------------------------------------------------------------------------
New York Fund       Class A Shares           $557                $730                $  919              $1,463
                    Class B Shares           $662                $902                $1,066              $1,889
-------------------------------------------------------------------------------------------------------------------------
Ohio Fund           Class A Shares           $560                $739                $  934              $1,497
                    Class B Shares           $665                $911                $1,081              $1,922
-------------------------------------------------------------------------------------------------------------------------
Rhode Island Fund   Class A Shares           $545                $694                $  857              $1,327
                    Class B Shares           $650                $865                $1,003              $1,757
-------------------------------------------------------------------------------------------------------------------------
West Virginia Fund  Class A Shares           $546                $697                $  862              $1,338
                    Class B Shares           $651                $868                $1,008              $1,768
-------------------------------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                             1 Year              3 Years             5 Years             10 Years
-------------------------------------------------------------------------------------------------------------------------
California Fund     Class A Shares           $564                $754                $960                $1,553
                    Class B Shares           $170                $526                $907                $1,976
-------------------------------------------------------------------------------------------------------------------------
Florida Fund        Class A Shares           $553                $718                $898                $1,418
                    Class B Shares           $158                $490                $845                $1,845
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Fund  Class A Shares           $559                $736                $929                $1,485
                    Class B Shares           $164                $508                $876                $1,911
-------------------------------------------------------------------------------------------------------------------------
Mississippi Fund    Class A Shares           $550                $708                $883                $1,384
                    Class B Shares           $155                $480                $829                $1,813
-------------------------------------------------------------------------------------------------------------------------
New York Fund       Class A Shares           $557                $730                $919                $1,463
                    Class B Shares           $162                $502                $866                $1,889
-------------------------------------------------------------------------------------------------------------------------
Ohio Fund           Class A Shares           $560                $739                $934                $1,497
                    Class B Shares           $165                $511                $881                $1,922
-------------------------------------------------------------------------------------------------------------------------
Rhode Island Fund   Class A Shares           $545                $694                $857                $1,327
                    Class B Shares           $150                $465                $803                $1,757
-------------------------------------------------------------------------------------------------------------------------
West Virginia Fund  Class A Shares           $546                $697                $862                $1,338
                    Class B Shares           $151                $468                $808                $1,768
-------------------------------------------------------------------------------------------------------------------------

3.   The  following  replaces  "Distribution  and  Service  Fees"  under  "Sales
     Charges":

     Distribution and Service Fees. Class B shares have in effect a plan under Rule 12b-1 that allows each Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B shares pay distribution fees of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. Both Classes of each Fund (except the California Fund) pay service fees for personal and/or account services equal to 0.20% of average daily net assets annually. Although there is no present intention to do so, each such Class could pay service fees of up to 0.25% annually upon Trustee approval. The California Fund pays service fees for personal and/or account services equal to 0.25% of average daily net assets annually.

     Class B distribution fees are subject to termination when payments under the Rule 12b-1 plan are sufficient to extinguish uncovered distribution charges. As described more fully in the Statement of Additional Information, uncovered distribution charges of Class B are increased by sales commissions payable by the Class to the principal underwriter in connection with sales of shares of that Class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the Class and by CDSCs paid to the Fund by redeeming shareholders. The amount of the sales commissions payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealer, Inc. Except in the case of California Municipals Fund, to date Class B uncovered distribution charges have not been fully covered. California Municipals Fund Class B does not pay distribution fees when charges are fully covered.

4.   The  following  replaces   "Withdrawal  Plan"  under  "Shareholder  Account
     Features":

     Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they do not in the aggregate exceed 12% annually of the account balance at the time the plan is established. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are subject to an initial sales charge, you should not make withdrawals from your account while you are making purchases.


October 12, 1999                                                    TFC2/1FEESPS

                      Eaton Vance National Municipals Fund
                 Supplement to Prospectus dated February 1, 1999

                        Eaton Vance Strategic Income Fund
                  Supplement to Prospectus dated March 1, 1999


1. The address of the Fund and Eaton Vance Management (including its affiliates) is as follows:

     The Eaton Vance Building
     255 State Street
     Boston, MA 02109

     Telephone numbers remain the same.

2. Service fees will now be paid from the time of sale of Class A and Class B shares.

a. The following replaces the "Annual Fund Operating Expenses" table and "Example" under "Fund Summary" in the National Municipals Fund prospectus:

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)   Class A     Class B      Class C
--------------------------------------------------------------------------------
Management Fees                                 0.42%       0.42%          0.42%
Distribution and Service (12b-1) Fees*          0.00%       1.00%          1.00%
Other Expenses**                                0.37%       0.12%          0.12%
                                                ----        ----           ----
Total Annual Fund Operating Expenses            0.79%       1.54%          1.54%

* Long-term shareholders of Class B and Class C shares may pay more than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.
**   Other Expenses for Class A shares includes a service fee of 0.25%.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 Year         3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class A shares           $552           $715           $  893         $1,406
Class B shares           $657           $886           $1,039         $1,835
Class C shares           $257           $486           $  839         $1,834

You would pay the following expenses if you did not redeem you shares:

                         1 Year         3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class A shares           $552           $715           $893           $1,406
Class B shares           $157           $486           $839           $1,835
Class C shares           $157           $486           $839           $1,834

b. The following replaces the "Annual Fund Operating Expenses" table and "Example" under "Fund Summary" in the Strategic Income Fund prospectus:

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)     Class A   Class B      Class C
--------------------------------------------------------------------------------
Management Fees                                   0.52%     0.52%          0.52%
Distribution and Service (12b-1) Fees*            0.00%     1.00%          1.00%
Other Expenses**                                  0.76%     0.51%          0.51%
                                                  ----      ----           ----
Total Annual Fund Operating Expenses              1.28%     2.03%          2.03%

* Long-term shareholders of Class B and Class C shares may pay more than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.
**   Other Expenses for Class A shares includes a service fee of 0.25%.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 Year         3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class A shares           $599           $  862         $1,144         $1,947
Class B shares           $706           $1,037         $1,293         $2,358
Class C shares           $306           $  637         $1,093         $2,358

You would pay the following expenses if you did not redeem you shares:

                         1 Year         3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class A shares           $599           $862           $1,144         $  947
Class B shares           $206           $637           $1,093         $2,358
Class C shares           $206           $637           $1,093         $2,358

3.   The  following  replaces  "Distribution  and  Service  Fees"  under  "Sales
     Charges":

     Distribution and Service Fees. Class B and Class C shares have in effect plans under Rule 12b-1 that allow each Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B and Class C shares pay distribution fees of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. All Classes pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually.

     Class B and Class C distribution fees are subject to termination when payments under the Rule 12b-1 plans are sufficient to extinguish uncovered distribution charges. As described more fully in the Statement of Additional Information, uncovered distribution charges of a Class are increased by sales commissions payable by the Class to the principal underwriter in connection with sales of shares of that Class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the Class and by CDSCs paid to the Fund by redeeming shareholders. The amount of the sales commissions payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealer, Inc. To date, neither Class B nor Class C uncovered distribution charges have been fully covered.

4.   The  following  replaces   "Withdrawal  Plan"  under  "Shareholder  Account
     Features":


     Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they do not in the aggregate exceed 12% annually of the account balance at the time the plan is established. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are subject to an initial sales charge, you should not make withdrawals from your account while you are making purchases.

5. The following is added to the first paragraph of "Exchange Privilege" under "Shareholder Account Features" in the National Municipals Fund prospectus:

     Class A shares may also be exchanged for the Fund's Institutional Shares, subject to the terms and conditions for investing in those shares.


October 12, 1999                                                          HMSIPS